27. Impairment (Details 2) - Property, plant and equipment and intangible assets [member]		Dec. 31, 2020 $ / Barrel Real / $		Dec. 31, 2019 $ / Barrel Real / $
2020 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent | $ / Barrel				65
Average Brazilian Real (excluding inflation) | Real / $				3.85
2021 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent | $ / Barrel		45	[1]	65
Average Brazilian Real (excluding inflation) | Real / $		5.50	[1]	3.79
2022 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent | $ / Barrel		45	[1]	65
Average Brazilian Real (excluding inflation) | Real / $		4.69	[1]	3.75
2023 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent | $ / Barrel				65
Average Brazilian Real (excluding inflation) | Real / $				3.72
2024 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent | $ / Barrel		50	[1]	65
Average Brazilian Real (excluding inflation) | Real / $		4.28	[1]	3.7
Long term Average [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent | $ / Barrel		50	[1]	65
Average Brazilian Real (excluding inflation) | Real / $		3.76	[1]	3.6
2023 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent | $ / Barrel	[1]	50
Average Brazilian Real (excluding inflation) | Real / $	[1]	4.69
2025 [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average Brent | $ / Barrel	[1]	50
Average Brazilian Real (excluding inflation) | Real / $	[1]	4.07

[1]	In the impairment testing in the first quarter, average Brent prices ranged from US$ 25/barrel to US$ 50/barrel, and average exchange rate from R$ 5.09 to R$ 3.78.